Debt - Schedule of Capital Lease (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt - Schedule Of Capital Lease Details
2017	$ 3,180	$ 4,652
2018	2,673	4,005
2019	3,457	4,401
2020	4,082	4,899
2021	4,303	5,567
Thereafter	8,352	10,831
Total	$ 26,047	34,355
Amount representing interest		(8,273)
Net minimum lease payments		$ 26,082